Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Components of Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2013	December 31, 2012

Accrued Wages and Related Costs	$29,501	$31,197
Accrued Compensation	260,745	181,322
Accrued Professional Services	113,077	181,227
Accrued Warranty Obligations	65,253	93,788
Accrued Product Costs	97,900	—
Other Accrued Expenses	40,938	32,138

Total	$607,414	$519,672

Accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011

Accrued Wages and Related Costs	$31,197	$96,375
Accrued Compensation	181,322	—
Accrued Professional Services	181,227	79,500
Accrued Warranty Obligations	93,788	118,611
Other Accrued Expenses	32,138	11,354

Total	$519,672	$305,840

Changes in Accrued Warranty Obligations

The changes in the Company’s accrued warranty obligations for the three months ended March 31, 2013 was as follows:

2013

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(41,042)
Warranties Issued During Period	12,507

Accrued Warranty Obligations at March 31, 2013	$65,253

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2012 and 2011 were as follows:

Accrued Warranty Obligations at December 31, 2010	$99,257
Reductions for Settling Warranties	(242,886)
Warranty Issued During Year	262,240

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485
Accrued Warranty Obligations at December 31, 2012	$93,788